As filed with the Securities and Exchange Commission on February 9, 2018

File No. 2-11153
File No. 811-02277

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

______________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 120	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 118	☒

Value Line Income and Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor,
New York, New York 10036-6524

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line Income and Growth Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524

(Name and Address of Agent for Service)

Copy to:

Peter D. Lowenstein, Esq.
515 West Lyon Farm Drive
Greenwich, CT 06831

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b)

☒   on February 12, 2018 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

Pursuant to Rule 411 under the Securities Act of 1933 (“1933 Act”), this Post-Effective Amendment (“PEA”) No. 120 to the Value Line Income and Growth Fund, Inc.’s (the “Fund”) Registration Statement under the 1933 Act on Form N-1A hereby incorporates Parts A, B, and C from the Fund’s PEA No. 118, filed on November 29, 2017, as supplemented on December 22, 2017 and February 9, 2018, and XBRL data from the Fund’s PEA No. 119, filed on December 27, 2017, as supplemented on February 9, 2018.

This PEA is for the sole purpose of filing an amendment to the Fund’s Articles of Incorporation in connection with a change of the Fund’s name from “Value Line Income and Growth Fund, Inc.” to “Value Line Capital Appreciation Fund, Inc.”

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of February, 2018.

VALUE LINE INCOME AND GROWTH FUND, INC.
By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
*Joyce E. Heinzerling (Joyce E. Heinzerling)	Director	February 9, 2018
**James E. Hillman (James E. Hillman)	Director	February 9, 2018
*Michael Kuritzkes (Michael Kuritzkes)	Director	February 9, 2018
*Paul Craig Roberts (Paul Craig Roberts)	Director	February 9, 2018
*Nancy-Beth Sheerr (Nancy-Beth Sheerr)	Director	February 9, 2018
/s/ Mitchell E. Appel (Mitchell E. Appel)	Director, President and Chief Executive Officer (Principal Executive Officer)	February 9, 2018
/s/ Emily D. Washington (Emily D. Washington)	Treasurer; Principal Financial and Accounting Officer; Secretary	February 9, 2018

*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, attorney-in-fact)

*	Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 96, and incorporated herein by reference.

**	Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 104, and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Document Title
(a)(3)	Amendment to Articles of Incorporation